CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME [Abstract]
NET INCOME	$ (4,555,535)	$ 195,613	$ 341,786
Components of other comprehensive income that will not be reclassified to income before taxes
Other comprehensive income, before taxes, gains by new measurements on defined benefit plans	(3,968)	(10,636)	(5,819)
Total other comprehensive (loss) that will not be reclassified to income before taxes	(3,968)	(10,636)	(5,819)
Currency translation differences
Gains (losses) on currency translation, before tax	(894,394)	(243,271)	(743,516)
Other comprehensive loss, before taxes, currency translation differences	(894,394)	(243,271)	(743,516)
Cash flow hedges
Gains (losses) on cash flow hedges before taxes	(119,970)	66,856	(27,797)
Other comprehensive income (losses), before taxes, cash flow hedges	(119,970)	66,856	(27,797)
Total other comprehensive (loss) that will be reclassified to income before taxes	(1,014,364)	(176,415)	(771,313)
Other components of other comprehensive income (loss), before taxes	(1,018,332)	(187,051)	(777,132)
Income tax relating to other comprehensive income that will not be reclassified to income
Income tax relating to new measurements on defined benefit plans	924	2,873	1,566
Accumulate income tax relating to other comprehensive income (loss) that will not be reclassified to income	924	2,873	1,566
Income tax relating to other comprehensive income (loss) that will be reclassified to income
Income tax related to cash flow hedges in other comprehensive income (loss)	959	414	(269)
Income taxes related to components of other comprehensive loss will be reclassified to income	959	414	(269)
Total Other comprehensive (loss)	(1,016,449)	(183,764)	(775,835)
Total comprehensive income (loss)	(5,571,984)	11,849	(434,049)
Comprehensive income (loss) attributable to owners of the parent	(5,566,991)	15,250	(452,844)
Comprehensive income (loss) attributable to non-controlling interests	(4,993)	(3,401)	18,795
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (5,571,984)	$ 11,849	$ (434,049)